Thailand Manufacturing Facility Flood (Amount Of Insurance Recoverable) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	$ 21
Property, Plant And Equipment [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	13
Inventory [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	6
Incremental Costs Incurred To Restore Operations [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	$ 2